PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 158	$ 110
Accumulated depreciation	88	64
Depreciated cost	70	46
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	21	18
Accumulated depreciation	7	6
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	77	54
Accumulated depreciation	52	41
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	31	31
Accumulated depreciation	22	15
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	29	7
Accumulated depreciation	$ 7	$ 2